Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income before taxes	$ 165,529,723	$ 103,158,188	$ 135,748,395
Income tax using the statutory rate	$ (44,693,025)	$ (27,852,711)	$ (36,652,067)
Income tax using the statutory rate, Percentage	27.00%	27.00%	27.00%
Tax effect of permanent differences, net	$ 37,787,116	$ 38,422,245	$ 37,221,335
Tax effect of permanent differences, net, Percentage	(21.75%)	(37.25%)	(27.42%)
(Provisional) reversal of deferred taxes	$ 16,375,910	$ 592,008	$ 1,361,100
(Provisional) reversal of deferred taxes, Percentage	(9.71%)	(0.57%)	(1.00%)
Effect of tax rates in foreing subsidiaries	$ 2,147,581	$ 4,163,777	$ (1,193,332)
Effect of tax rates in foreing subsidiaries, Percentage	(1.20%)	(4.04%)	0.88%
Prior year adjustments	$ (602,508)	$ (58,064)	$ (1,000,979)
Prior year adjustments, Percentage	0.36%	0.06%	0.74%
Income tax, as reported	$ 11,015,074	$ 15,267,255	$ (263,943)
Income tax, as reported, Percentage	(5.30%)	(14.80%)	0.20%
Income tax, as reported		$ 15,267,255